Share-Based Compensation (Details)													1 Months Ended		6 Months Ended				12 Months Ended
	Aug. 16, 2026	Apr. 27, 2026	Aug. 16, 2025	Jul. 12, 2025	Apr. 27, 2025	Aug. 16, 2024	Jul. 12, 2024	Apr. 27, 2024	Jan. 01, 2024	Jul. 12, 2023	Apr. 27, 2023 $ / shares shares	Jan. 01, 2022 $ / shares shares	Jul. 31, 2024 $ / shares	Jun. 30, 2022 shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2024	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022	Jan. 30, 2022 shares
Share-based Compensation [Line Items]
Employee stock options, granted															12,987	12,987
Exercise price | $ / shares																$ 0.0002
Exercised option to purchase																				83,333
Option [Member]
Share-based Compensation [Line Items]
Share-based compensation | $																$ 285,272		$ 133,201
Unrecognized compensation cost | ¥															¥ 465,851
Employee stock options, granted
Exercise price | ¥ / shares
Contractual term									9 years 3 months 18 days						8 years 9 months 29 days	8 years 9 months 29 days
Share-Based Payment Arrangement, Tranche One [Member] | Option [Member]
Share-based Compensation [Line Items]
Percentage of vested										33.30%
Share Incentive Plan [Member]
Share-based Compensation [Line Items]
Maximum aggregate number of shares														5,189,500
Total issued and outstanding shares percentage														10.00%
Contractual term											10 years
Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-based Compensation [Line Items]
Percentage of vested								33.30%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation [Line Items]
Shares held in employee trust and transferable															2,805,269
Shares held in employee trust and transferable to vesting															852,520
Shares held in employee trust due to forfeiture															256,647
Restricted Stock Units (RSUs) [Member]
Share-based Compensation [Line Items]
Share-based compensation | ¥															¥ 235		¥ 4,397
Unrecognized compensation cost | ¥															¥ 2,040					¥ 4,264
Employee stock options, granted												250,000
Exercise price | $ / shares												$ 0.0004
Contractual term												10 years
Restricted Stock Units (RSUs) [Member] | Option [Member]
Share-based Compensation [Line Items]
Employee stock options, granted											77,869
Contractual term															10 years	10 years
Restricted Stock Units (RSUs) [Member] | Share Incentive Plan [Member] | Option [Member]
Share-based Compensation [Line Items]
Contractual term															10 years	10 years
Subsequent Event [Member]
Share-based Compensation [Line Items]
Exercise price | $ / shares													$ 0.0002
Subsequent Event [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Option [Member]
Share-based Compensation [Line Items]
Percentage of vested							33.30%
Zhejiang Haowei [Member] | Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-based Compensation [Line Items]
Percentage of vested																					33.30%
Zhejiang Haowei [Member] | Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-based Compensation [Line Items]
Percentage of vested																				33.30%
Zhejiang Haowei [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation [Line Items]
Shares held employee benefit trust																						5,626,678
Nanometa Ltd [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation [Line Items]
Shares held employee benefit trust																						1,628,909
Shares held															3,997,769
Class A Common Stock [Member] | Share Incentive Plan [Member]
Share-based Compensation [Line Items]
Employee stock options, granted															545,789	545,789
Class A Common Stock [Member] | Share Incentive Plan [Member] | Vested [Member]
Share-based Compensation [Line Items]
Contractual term															10 years	10 years
Class A Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation [Line Items]
Employee stock options, granted											225,215
Exercise price | $ / shares											$ 0.0002
Class A Common Stock [Member] | Restricted Stock Units (RSUs) [Member] | Option [Member]
Share-based Compensation [Line Items]
Exercise price | $ / shares											$ 0.0002
Class A Common Stock [Member] | United States of America, Dollars | Share Incentive Plan [Member] | Vested [Member]
Share-based Compensation [Line Items]
Exercise price | $ / shares																$ 0.0002
Forecast [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Option [Member]
Share-based Compensation [Line Items]
Percentage of vested				33.30%
Forecast [Member] | Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche One [Member] | Option [Member]
Share-based Compensation [Line Items]
Percentage of vested						33.30%
Forecast [Member] | Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-based Compensation [Line Items]
Percentage of vested					33.30%
Forecast [Member] | Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Option [Member]
Share-based Compensation [Line Items]
Percentage of vested			33.30%
Forecast [Member] | Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Share-based Compensation [Line Items]
Percentage of vested		33.30%
Forecast [Member] | Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Option [Member]
Share-based Compensation [Line Items]
Percentage of vested	33.30%
Forecast [Member] | Zhejiang Haowei [Member] | Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Share-based Compensation [Line Items]
Percentage of vested																			33.30%